2. Presentation of Financial Statements and Summary of Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2017
Oxiteno Mexico
DisclosureOfForeignSubsidiariesLineItems [Line Items]
Functional currency	Mexican Peso
Location	Mexico
Oxiteno Servicios Corporativos
DisclosureOfForeignSubsidiariesLineItems [Line Items]
Functional currency	Mexican Peso
Location	Mexico
Oxiteno Servicios Industriales
DisclosureOfForeignSubsidiariesLineItems [Line Items]
Functional currency	Mexican Peso
Location	Mexico
Oxiteno USA
DisclosureOfForeignSubsidiariesLineItems [Line Items]
Functional currency	U.S. Dollar
Location	United States
Oxiteno Andina
DisclosureOfForeignSubsidiariesLineItems [Line Items]
Functional currency	Bolivar
Location	Venezuela
Oxiteno Uruguay
DisclosureOfForeignSubsidiariesLineItems [Line Items]
Functional currency	U.S. Dollar
Location	Uruguay